Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2021	2020
Cash and cash equivalents	937	1,116
Derivative financial instruments	(2)	11
Bank loans and overdrafts	—	(3)
Bonds	(767)	(965)
Investment in finance lease receivable	115	130
Lease liabilities	(633)	(752)

Net debt	(350)	(463)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2021, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

	2021
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	113	—	—	(9)	11
Other receivable	87	—	—	(8)	10
Cash and cash equivalents	937	—	—	(43)	53
Derivative financial instruments	(2)	6	(6)	(1)	1
Bonds	(767)	5	(5)	37	(45)
Other borrowings	(633)	—	—	57	(70)
Investment in finance lease receivable	115	—	—	(11)	13
Other net financial assets	503	—	—	(42)	51

Total	353	11	(11)	(20)	24

	2020
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	138	—	—	(11)	13
Other receivable	96	—	—	(9)	11
Cash and cash equivalents	1,097	—	—	(55)	25
Derivative financial instruments	11	17	(19)	3	1
Bonds	(965)	9	(9)	54	(67)
Other borrowings	(686)	—	—	62	(76)
Investment in finance lease receivable	130	—	—	(12)	14
Other net financial assets	463	—	—	(44)	40

Total	284	26	(28)	(12)	(39)

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency
All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2021
Bonds	107	386	403	896	162	468	266	896
Rate derivatives – inflows	(7)	(331)	—	(338)	(9)	(150)	(179)	(338)
Rate derivatives – outflows	12	339	4	355	203	150	2	355
FX forwards – inflows	(148)	—	—	(148)	—	(148)	—	(148)
FX forwards – outflows	148	—	—	148	90	—	58	148

Total	112	394	407	913	446	320	147	913

At 31 December 2020
Bonds	200	497	416	1,113	166	481	466	1,113
Rate derivatives – inflows	(186)	(350)	(1)	(537)	(12)	(152)	(373)	(537)
Rate derivatives – outflows	180	350	12	542	209	330	3	542
FX forwards – inflows	(68)	—	—	(68)	—	(68)	—	(68)
FX forwards – outflows	68	—	—	68	36	—	32	68

Total	194	497	427	1,118	399	591	128	1,118